Capital Stock And Additional Paid-In Capital	10 Months Ended
Oct. 18, 2022
Stockholders' Equity Note [Abstract]
Capital stock and Additional paid-in capital
6.	Capital stock and Additional paid-in capital
The total authorized and issued share capital of the Company is 500 common shares for European Institute of Regional Investments Inc. with no par value and 500 common shares for Agricultural Paneuropean Investments Inc. with no
par value.
Additional paid-in capital
mainly represents amounts contributed to the Company by its shareholders to finance the acquisition cost of the Company’s vessels, net of amounts returned to the Company’s shareholders.
In March 2021, an amount of $11,492,334 was contributed to the Company by its shareholders to finance the acquisition cost of the vessel Eco Bushfire. During the fourth quarter of 2021, a total amount of $6,350,000 was returned to the Company’s shareholders following the loan agreement entered into to re-finance part
of the acquisition cost of the Company’s vessel.
In April 2022, an amount of $16,686,500 was contributed to the Company by its shareholders to finance the acquisition cost of the vessel Eco Angelbay.